Severance Indemnities And Pension Plans (Change In Other Comprehensive Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	¥ (110,303)	¥ 184,611
Prior service cost arising during the year		(27,159)
Losses (gains) due to amortization:
Net actuarial loss	(42,496)	(29,424)
Prior service cost	12,309	11,534
Curtailment and settlement	(2,600)	(4,378)
Total changes in Accumulated other comprehensive income (loss)	(143,090)	135,184
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	11,326	40,553
Prior service cost arising during the year	270	(3)
Losses (gains) due to amortization:
Net actuarial loss	(8,030)	(6,221)
Prior service cost	(54)	(35)
Curtailment and settlement	(95)	(40)
Foreign currency translation adjustments	10,112	(3,342)
Total changes in Accumulated other comprehensive income (loss)	13,529	30,912
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	141	2,093
Prior service cost arising during the year		(29)
Losses (gains) due to amortization:
Net actuarial loss	(715)	(514)
Prior service cost	59	57
Net obligation at transition	(105)	(105)
Curtailment and settlement	3
Foreign currency translation adjustments	895	(339)
Total changes in Accumulated other comprehensive income (loss)	¥ 278	¥ 1,163